Schedule of Related Party Transaction (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 14,303
Fanhua Group [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	52,949	50,626
Mr Lei Zhang [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	13,622
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 681

[1]	Corporate borrowings from Fanhua Group
[2]	Amounts due from Mr. Lei Zhang